Note 3 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents, and term deposits [text block]
		Interest Rate		December 31, 2018	December 31, 2017
Cash at bank and on hand	0	-	2.53%	$55,180	$30,395
Term deposit (less than 90 days)	2.54	-	2.69%	75,000	130,000
Cash and cash equivalents				$130,180	$160,395